Investment in securities - Sale Proceeds and Realized Gains and Losses of AFS Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	$ 0	$ 5,586	$ 7,631
Gross realized gains	0	0	0
Gross realized (losses)		(14)	(19)
Transfers of HTM	0	0	998,157
US government and federal agencies
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	0	0
Gross realized gains	0	0	0
Gross realized (losses)		0	0
Transfers of HTM	0		998,157
Asset-backed securities - Student loans
Debt Securities, Available-for-sale [Line Items]
Sale proceeds	0	5,586	7,631
Gross realized gains	$ 0	0	0
Gross realized (losses)		$ (14)	$ (19)